Quarterly Holdings Report
for
Fidelity® Global Equity Income Fund
July 31, 2024
GED-NPRT3-0924
1.938167.112
Common Stocks - 97.5%
	Shares	Value ($)
Belgium - 0.9%
KBC Group NV	11,316	877,357
UCB SA	3,231	540,772
TOTAL BELGIUM		1,418,129
Brazil - 0.6%
Equatorial Energia SA	170,160	981,944
Canada - 4.8%
Alimentation Couche-Tard, Inc. (multi-vtg.)	31,116	1,918,142
Canadian Natural Resources Ltd.	30,872	1,096,111
Constellation Software, Inc.	362	1,142,199
Constellation Software, Inc. warrants 3/31/40 (a)(b)	362	0
Imperial Oil Ltd.	17,061	1,222,253
Metro, Inc.	22,800	1,357,778
PrairieSky Royalty Ltd.	55,500	1,115,507
TOTAL CANADA		7,851,990
China - 2.4%
Kweichow Moutai Co. Ltd. (A Shares)	1,387	273,045
NXP Semiconductors NV	12,144	3,195,815
SITC International Holdings Co. Ltd.	159,884	356,078
TOTAL CHINA		3,824,938
Finland - 0.8%
Elisa Corp. (A Shares)	25,561	1,190,079
Neste OYJ	7,706	155,529
TOTAL FINLAND		1,345,608
France - 2.7%
Airbus Group NV	8,302	1,256,315
Capgemini SA	4,652	923,531
LVMH Moet Hennessy Louis Vuitton SE	2,176	1,534,869
Thales SA	1,100	174,940
VINCI SA	3,828	436,844
TOTAL FRANCE		4,326,499
Germany - 3.4%
Deutsche Telekom AG	42,583	1,113,865
Rheinmetall AG	6,317	3,444,266
Siemens AG	5,433	994,767
TOTAL GERMANY		5,552,898
Hong Kong - 0.5%
AIA Group Ltd.	94,872	634,586
HKBN Ltd.	448,630	142,407
TOTAL HONG KONG		776,993
Hungary - 0.5%
Richter Gedeon PLC	28,980	826,175
India - 0.3%
HDFC Bank Ltd. sponsored ADR	5,039	302,390
Redington (India) Ltd.	71,339	180,913
TOTAL INDIA		483,303
Ireland - 1.3%
Accenture PLC Class A	6,462	2,136,466
Italy - 0.7%
Prysmian SpA	16,200	1,114,012
Japan - 6.4%
Capcom Co. Ltd.	35,448	757,682
Daiichikosho Co. Ltd.	44,808	545,126
FUJIFILM Holdings Corp.	21,459	510,208
Hitachi Ltd.	69,140	1,493,886
Hoya Corp.	6,801	852,171
Inaba Denki Sangyo Co. Ltd.	30,990	819,201
Minebea Mitsumi, Inc.	17,966	432,160
Mitsubishi Electric Corp.	14,300	238,263
Renesas Electronics Corp.	49,410	851,032
Roland Corp.	17,640	460,415
Shin-Etsu Chemical Co. Ltd.	29,163	1,295,732
Sony Group Corp.	15,371	1,365,231
Toyota Motor Corp.	40,923	786,162
TOTAL JAPAN		10,407,269
Kenya - 0.3%
Safaricom Ltd.	3,575,246	440,670
Korea (South) - 1.0%
Samsung Electronics Co. Ltd.	25,506	1,562,249
Luxembourg - 0.2%
L'Occitane Ltd.	75,000	324,945
Sweden - 0.3%
HEXPOL AB (B Shares)	45,026	503,269
Switzerland - 1.1%
Compagnie Financiere Richemont SA Series A	3,630	553,689
Galderma Group AG	4,800	377,821
Sika AG	2,659	808,227
TOTAL SWITZERLAND		1,739,737
Taiwan - 2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	133,877	3,922,433
United Kingdom - 6.8%
AstraZeneca PLC sponsored ADR	26,462	2,094,467
B&M European Value Retail SA	129,988	782,224
BAE Systems PLC	80,785	1,347,341
Compass Group PLC	35,848	1,103,940
Diageo PLC	14,997	466,631
Games Workshop Group PLC	1,300	172,135
JD Sports Fashion PLC	443,834	750,871
London Stock Exchange Group PLC	7,400	900,770
RELX PLC (London Stock Exchange)	29,796	1,406,297
RS GROUP PLC	62,672	659,046
Starling Bank Ltd. Series D (a)(b)(c)	62,800	255,922
Unilever PLC	12,959	796,392
WH Smith PLC	22,817	387,188
TOTAL UNITED KINGDOM		11,123,224
United States of America - 59.8%
AbbVie, Inc.	7,900	1,464,028
Albertsons Companies, Inc.	8,300	164,589
Amdocs Ltd.	15,335	1,341,352
Ameren Corp.	9,454	749,419
American Tower Corp.	3,323	732,389
Apple, Inc.	37,743	8,381,962
AT&T, Inc.	26,586	511,781
Ball Corp.	5,400	344,682
Bank of America Corp.	63,123	2,544,488
BJ's Wholesale Club Holdings, Inc. (a)	11,421	1,004,591
BlackRock, Inc.	700	613,550
Capital One Financial Corp.	6,894	1,043,752
Chubb Ltd.	4,437	1,223,103
Cisco Systems, Inc.	30,829	1,493,665
Comcast Corp. Class A	24,839	1,025,106
Costco Wholesale Corp.	1,426	1,172,172
Crane Co.	6,393	1,025,565
Crane NXT Co.	3,993	251,080
Crown Holdings, Inc.	8,912	790,494
Danaher Corp.	6,937	1,922,104
Dollar Tree, Inc. (a)	9,485	989,665
Eli Lilly & Co.	2,822	2,269,650
Estee Lauder Companies, Inc. Class A	3,145	313,273
Experian PLC	27,784	1,311,555
Exxon Mobil Corp.	19,732	2,340,018
Freeport-McMoRan, Inc.	34,197	1,552,886
GE Vernova LLC	2,739	488,199
General Dynamics Corp.	1,500	448,065
General Electric Co.	10,656	1,813,651
Gilead Sciences, Inc.	13,304	1,011,902
GSK PLC	36,500	708,786
H&R Block, Inc.	24,514	1,420,341
Hartford Financial Services Group, Inc.	16,373	1,816,093
Hess Corp.	5,590	857,618
Hillenbrand, Inc.	7,100	314,033
Johnson Controls International PLC	11,742	840,023
JPMorgan Chase & Co.	16,288	3,466,086
Kenvue, Inc.	19,800	366,102
Keurig Dr. Pepper, Inc.	16,291	558,455
Lamar Advertising Co. Class A	10,017	1,200,638
Linde PLC	5,698	2,584,043
Lowe's Companies, Inc.	4,811	1,181,149
M&T Bank Corp.	7,897	1,359,626
McDonald's Corp.	4,136	1,097,694
MDU Resources Group, Inc.	10,600	285,564
Merck & Co., Inc.	11,339	1,282,781
Microsoft Corp.	17,981	7,522,351
Mondelez International, Inc.	5,477	374,353
MSCI, Inc.	827	447,209
Nestle SA (Reg. S)	8,111	821,585
NextEra Energy, Inc.	16,358	1,249,588
Norfolk Southern Corp.	800	199,648
PG&E Corp.	17,858	325,909
Phillips 66 Co.	2,735	397,888
PNC Financial Services Group, Inc.	11,251	2,037,556
Procter & Gamble Co.	8,764	1,408,901
Roche Holding AG (participation certificate)	5,169	1,673,513
Samsonite International SA (d)	135,000	389,647
Sanofi SA	10,232	1,054,843
Southern Co.	11,718	978,687
Southwest Gas Holdings, Inc.	4,500	333,720
Spirit AeroSystems Holdings, Inc. Class A (a)	4,700	170,375
T-Mobile U.S., Inc.	10,498	1,913,575
Tapestry, Inc.	12,742	510,827
Target Corp.	2,776	417,538
The Boeing Co. (a)	300	57,180
The Coca-Cola Co.	16,660	1,111,888
The Travelers Companies, Inc.	6,320	1,367,901
The Walt Disney Co.	10,700	1,002,483
TJX Companies, Inc.	15,806	1,786,394
U.S. Bancorp	19,100	857,208
United Parcel Service, Inc. Class B	4,101	534,647
UnitedHealth Group, Inc.	3,907	2,251,057
Valero Energy Corp.	2,133	344,949
Veralto Corp.	2,979	317,442
Verizon Communications, Inc.	14,459	585,879
Vistra Corp.	16,050	1,271,481
Walmart, Inc.	17,000	1,166,880
WEC Energy Group, Inc.	4,950	425,997
Wells Fargo & Co.	35,554	2,109,774
TOTAL UNITED STATES OF AMERICA		97,096,641
Zambia - 0.3%
First Quantum Minerals Ltd.	34,707	424,835
TOTAL COMMON STOCKS (Cost $106,152,779)		158,184,227

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $3,831,938)	3,831,172	3,831,938

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $109,984,717)	162,016,165
NET OTHER ASSETS (LIABILITIES) - 0.1%	216,534
NET ASSETS - 100.0%	162,232,699

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $255,922 or 0.2% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $389,647 or 0.2% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	130,682

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,909,895	32,800,289	31,878,136	139,222	(110)	-	3,831,938	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	3,544,854	3,544,854	745	-	-	-	0.0%
Total	2,909,895	36,345,143	35,422,990	139,967	(110)	-	3,831,938

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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